Note 6 - Notes and Other Loans Payable (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Number of Shares of Convertible Preferred Stock Issued for Note Payable (in Shares)	8,000	8,000
Proceeds from Sale of Treasury Stock	$ 40,000	$ 40,000
6% Demand Loan from Controlling Shareholder [Member]
Debt Instrument, Face Amount	40,000	40,000
6% Demand Loans per Operations Agreement with Schoell Marine Inc. [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Repayments of Notes Payable	$ 2,550	$ 5,367